GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of intangible assets and goodwill [text block]
NOTE 8. GOODWILL AND INTANGIBLE ASSETS, NET

Intangibles assets and goodwill net are as follows:

	December 31, 2018	December 31, 2017
In millions of COP
Intangible assets	563,452	535,465
Goodwill	6,638,403	6,095,959
Total	7,201,855	6,631,424

8.1. Intangible assets

The following table sets forth the Bank's intangible assets as of December 31, 2018 and 2017, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2018

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2018	17,642	526,923	344,020	888,585
Acquisitions	-	133,376	-	133,376
Write off	-	(29,663)	-	(29,663)
Foreign currency translation adjustment	1,571	23,758	30,638	55,967
Balance at December 31, 2018	19,213	654,394	374,658	1,048,265

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2018	(5,040)	(203,554)	(144,526)	(353,120)
Write off	-	25,929	-	25,929
Amortization expense	(2,497)	(64,204)	(56,850)	(123,551)
Foreign currency translation adjustment	(697)	(14,865)	(18,509)	(34,071)
Balance at December 31, 2018	(8,234)	(256,694)	(219,885)	(484,813)

Intangible assets at December 31, 2018, net	10,979	397,700	154,773	563,452

As of December 31, 2017

Cost	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2017	17,741	481,643	345,946	845,330
Acquisitions	-	70,681	-	70,681
Write off	-	(24,296)	-	(24,296)
Foreign currency translation adjustment	(99)	(1,105)	(1,926)	(3,130)
Balance at December 31, 2017	17,642	526,923	344,020	888,585

Amortization	Trademarks	Licenses, software and computer applications	Client relationships	Total
In millions of COP
Balance at January 1, 2017	(2,533)	(200,995)	(77,860)	(281,388)
Write off	-	44,690	-	44,690
Amortization expense	(2,493)	(47,698)	(66,561)	(116,752)
Foreign currency translation adjustment	(14)	449	(105)	330
Balance at December 31, 2017	(5,040)	(203,554)	(144,526)	(353,120)

Intangible assets at December 31, 2017, net	12,602	323,369	199,494	535,465

As of December 31, 2018 and 2017, the assessment made by the Bank indicates there is no evidence of impairment of intangible assets.

As of December 31, 2018 and 2017, the Bank does not have intangible assets with restricted ownership, intangible assets pledged as collateral or contractual agreements for the acquisition of this class of assets.

Research and development costs related to software development

During the period ending at December 31, 2018, 2017 and 2016, the Bank incurred in costs that are directly related to software development amounted to COP 78,222, COP 105,145 and COP 16,715. These costs were the result of the analysis and design and implementation of the transformation projects, the most representative of which are: change in core collections, transactional switch, adoption of IFRS 9, change in core banking correspondents. The expenses were recorded mainly as fees paid in the line ‘Other administrative and general expenses’ of the consolidated statement of income.

Intangibles which did not meet the criteria to be recognized as assets

During the period ended December 31, 2018, 2017 and 2016, the Bank has recognized in the consolidated statement of income the amount of COP 41,690, COP 23,180 and 16,217, related to expenditures which were not recognized as intangible assets. These expenses were not recorded as assets due to the lack of characterists to be reliably identifiable, and those assets do not support critical processes to be recognized as intangible assets.

8.2	Goodwill

The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2018	December 31, 2017
In millions of COP
Balance at beginning of the year, net	6,095,959	6,130,095
Effect of change in foreign exchange rate	542,444	(34,136)
Balance at end of the year, net	6,638,403	6,095,959

The Bank tests goodwill recognized as a result of business combinations for impairment at least annually using a process that begins with an estimation of the recoverable amount of a group of cash-generation units equal to the operating segment. Recoverable amount is determined by management by reference to market value, if available, by pricing models, or with the assistance of a valuation specialist. Determination of recoverable amount requires management to make assumptions and use estimates to forecast cash flow for periods that are beyond the normal requirements of management reporting; the assessment of the appropriate discount rate; estimation of the recoverable amount of cash-generation units; and the valuation of the separable assets of each business whose goodwill is being reviewed. The key assumptions used by management in determining the recoverable amount are:

Operating segment	Goodwill 2018	Valuation Methodology	Key Assumptions	Discount Rate (real)	Growth rate (real)
Banking El Salvador	COP 916,673	Discounted Cash flow	5 years plan	12.40%	3.90%
Banking Panama	COP 4,963,252	Discounted Cash flow	5 years plan	9.10%	6.70%
Banking Guatemala	COP 758,478	Discounted Cash flow	5 years plan	11.70%	5.20%

In 2018 and 2017, the Bank tested the aforementioned goodwill for impairment purposes at operating segment levels: Banking Panama, Banking El Salvador and Banking Guatemala. Each operating segment represent a group of cash generating units. Evaluating the goodwill impairment at an operating segment level ensure the alignment with the approach used by the CODM (Chief Operating Decision Maker) to make decisions about resources to be allocated to the segments and assess its performance.

Sensitivity analysis:

In order to assess the impact of changes in certain significant inputs as the discount rate and the growth rate in the operating segments’ recoverable amount, the Bank made a sensitivity analysis of these inputs through the definition of alternative scenarios with their future evolution. The tables below present the changes in the estimated recoverable value of each operating segment obtained as a result of sensitivity analysis:

As of December 31, 2018

Banking Panama

Growth rate	Discount rate
	9.35%	9.10%	8.85%
6.70%	COP 10,044,682	COP 11,157,929	COP 12,531,296

Discount rate	Growth rate
	6.45%	6.70%	6.95%
9.10%	COP 10,458,284	COP 11,157,929	COP 12,020,283

Banking El Salvador

Growth rate	Discount rate
	12.65%	12.40%	12.15%
3.90%	COP 2,893,147	COP 2,975,432	COP 3,062,694

Discount rate	Growth rate
	3.65%	3.90%	4.15%
12.40%	COP 2,945,601	COP 2,975,432	COP 3,007,065

Banking Guatemala

Growth rate	Discount rate
	11.95%	11.70%	11.45%
5.20%	COP 1,649,883	COP 1,719,017	COP 1,793,745

Discount rate	Growth rate
	4.95%	5.20%	5.45%
11.70%	COP 1,684,998	COP 1,719,017	COP 1,755,758

As of December 31, 2017

Banking Panama

Growth rate	Discount rate
	9.15%	8.90%	8.65%
6.70%	COP 9,750,408	COP 10,939,812	COP 12,435,319

Discount rate	Growth rate
	6.45%	6.70%	6.95%
8.90%	COP 10,161,356	COP 10,939,812	COP 11,917,875

Banking El Salvador

Growth rate	Discount rate
	12.55%	12.30%	12.05%
3.40%	COP 2,520,931	COP 2,588,656	COP 2,660,269

Discount rate	Growth rate
	3.15%	3.40%	3.65%
12.30%	COP 2,564,330	COP 2,588,656	COP 2,614,375

Banking Guatemala

Growth rate	Discount rate
	11.55%	11.30%	11.05%
5.30%	COP 2,239,238	COP 2,339,936	COP 2,449,482

Discount rate	Growth rate
	5.05%	5.30%	5.55%
11.30%	COP 2,295,042	COP 2,339,936	COP 2,388,737

The Bank considers goodwill as an asset with indefinite useful life.